Equity Instruments - Summary of Stock-Based Compensation Expense (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 750,000	$ 385,000	$ 500,000	$ 317,000
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2015			$ 1,129,000
Weighted average remaining years to vest			2 years 2 months 23 days
Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense at March 31, 2015			$ 194,000
Weighted average remaining years to vest			1 year 9 months 15 days
Research and Development Expenses [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	297,000	155,000	$ 206,000	203,000
Research and Development Expenses [Member] | Stock Options [Member] | Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	26,000	29,000	38,000
General and Administrative Expenses [Member] | Stock Options [Member] | Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	371,000	116,000	152,000	$ 114,000
General and Administrative Expenses [Member] | Stock Options [Member] | Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses	$ 56,000	$ 85,000	$ 104,000